Noncontrolling Interests	6 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Noncontrolling Interest Disclosure [Text Block]
Note 5
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NONCONTROLLING INTERESTS
Operating Partnership Units
The Company’s noncontrolling interests include interests issued by the Operating Partnership. See Note 6 for a description of our restricted stock units (“RSUs”).
The activity for the Company’s noncontrolling interest issued by the Operating partnership is set forth in the following table:

	Common Shares/RSUs	OP Units	Noncontrolling Interests %
Balance as of January 1, 2021	7,845,472	365,103	4.4%
Restricted Stock Units Issued	38,308	—	4.4%
Common Stock Issued	9,571,819	—	2.0%
OP Units Issued	—	88,200	2.5%

Balance as of June 30, 2021	17,455,599	453,303	2.5%